Cover	Oct. 09, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 09, 2026
Entity File Number	001-43183
Entity Registrant Name	MiniMed Group, Inc.
Entity Central Index Key	0002062583
Entity Tax Identification Number	33-3985981
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	18000 Devonshire St.
Entity Address, City or Town	Northridge
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91325
City Area Code	763
Local Phone Number	514-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	MMED
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false